DELAWARE GROUP EQUITY FUNDS I

Delaware Balanced Fund
Delaware Devon Fund

(each a "Fund")

Supplement to the Funds'
Statement of Additional Information
dated December 28, 2001

The Board of Trustees has approved the following changes in sales charges for Class B share purchases effective November 18, 2002. Please carefully review the changes with your financial advisor when making an investment decision as to which class of shares best suits your investment goals and time frame and whether to make your investment before or after November 18, 2002.

All references in this Statement of Additional Information (SAI) to the Class B contingent deferred sales charge (CDSC) are replaced with the new Class B contingent deferred sales charge of 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The maximum amount of Class B shares that may be purchased at any one time will be lowered to $100,000. The Class A sales charge schedule and the Class C CDSC and purchase amount are not affected.

Effective November 18, 2002, the new sales charge schedule for Class B shares and maximum purchase amount, described above, replace the sales charge and maximum purchase amount information throughout the SAI, and specifically in the following sections: "Performance Information" on page 17; "Purchasing Shares" on page 26; "Purchasing Shares -- Special Purchase Features - Class A Shares - Right of Accumulation" on page 37; and "Redemption and Exchange" on page 48.

The following paragraphs are added and average annual total and cumulative total return tables replace the similar tables on pages 19-20 and 22-23. Past performance is not a guarantee of future results:

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

The average annual total return for each Class is shown for the 1 year, 5 year, or 10 year period ending October 31, 2001. If a Class has not been in existence for a full 1, 5 or 10 year period, then Lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.

Average Annual Total Return

Delaware Balanced Fund	1 year ended 10/31/01	5 years ended 10/31/01	10 years ended 10/31/01	Life of Fund[4]
Class A (at offer before taxes)[1,2]	-21.68%	1.81%	6.57%	N/A
Class A (at offer after taxes on distributions)[1,2]	-22.43%	-0.95%	3.65%	N/A
Class A (at offer after taxes on distributions and sale of fund shares)[1,2]	-13.16%	0.76%	4.27%	N/A
Class A (at NAV before taxes)[1]	-16.88%	3.03%	7.21%	N/A
Class B (including CDSC before taxes)[3]	-20.71%	1.95%	N/A	5.51%
Class B (including CDSC after taxes on distributions)[3]	-21.23%	-0.53%	N/A	3.08%
Class B (including CDSC after taxes on distributions and sale of fund shares)[3]	-12.58%	1.04%	N/A	3.79%
Class B (excluding CDSC before taxes)	-17.47%	2.25%	N/A	5.51%
Class C (including CDSC before taxes)	-18.30%	2.23%	N/A	3.87%
Class C (including CDSC after taxes on distributions)	-18.81%	-0.22%	N/A	1.27%
Class C (including CDSC after taxes on distributions and sale of fund shares)	-11.10%	1.28%	N/A	2.44%
Class C (excluding CDSC before taxes)	-17.48%	2.23%	N/A	3.87%
Institutional Class (before taxes)	-16.65%	3.27%	7.40%	N/A
Institutional Class (after taxes on distributions)	-17.53%	0.37%	4.39	N/A
Institutional Class (after taxes on distributions and sale of fund shares)	-10.09%	1.88%	4.93%	N/A

1 Delaware Balanced Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
2 Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated December 28, 2001 included an Average Annual Total Return table with figures calculated using this old schedule.
4 Date of initial public offering of Delaware Balanced Fund A Class was April 25, 1938; date of initial public offering of Delaware Balanced Fund Institutional Class shares was November 9, 1992; date of initial public offering of Delaware Balanced Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Balanced Fund Class C Shares was November 29, 1995.

Average Annual Total Return

Delaware Devon Fund1	1 year ended 10/31/01	5 years ended 10/31/01	Life of Fund4
Class A (at offer before taxes)2	-28.37%	0.92%	7.25%
Class A (at offer after taxes on distributions)2	-28.37%	-0.08%	5.93%
Class A (at offer after taxes on distributions and sale of fund shares)2	-17.28%	0.38%	5.39%
Class A (at NAV before taxes)	-23.99%	2.12%	8.07%
Class B (including CDSC before taxes)3	-27.51%	1.01%	6.74%
Class B (including CDSC after taxes on distributions)3	-27.51%	0.11%	5.47%
Class B (including CDSC after taxes on distributions and sale of fund shares)3	-16.75%	0.51%	4.99%
Class B (excluding CDSC before taxes)	-24.49%	1.41%	6.74%
Class C (including CDSC before taxes)	-25.26%	1.41%	4.20%
Class C (including CDSC after taxes on distributions)	-25.26%	0.53%	3.01%
Class C (including CDSC after taxes on distributions and sale of fund shares)	-15.38%	0.84%	2.93%
Class C (excluding CDSC before taxes)	-24.50%	1.41%	4.20%
Institutional Class (before taxes)	-23.74%	2.44%	8.40%
Institutional Class (after taxes on distributions)	-23.74%	1.36%	6.99%
Institutional Class (after taxes on distributions and sale of fund shares)	-14.46%	1.57%	6.33%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated December 28, 2001 included an Average Annual Total Return table with figures calculated using this old schedule.
4 Date of initial public offering of Delaware Devon Fund A Class was December 29, 1993; date of initial public offering of Delaware Devon Fund Institutional Class shares was December 29, 1993; date of initial public offering of Delaware Devon Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Devon Fund Class C Shares was November 29, 1995.

Cumulative Total Return

Delaware Balanced Fund	Class A Shares1, 2 (at Offer)	Class A Shares1 (at NAV)	Institutional Class	Class B Shares (Including Deferred Sales Charge)3	Class B Shares (Excluding Deferred Sales Charge)	Class C Shares (Including Deferred Sales Charge)	Class C Shares (Excluding Deferred Sales Charge)
3 months ended 10/31/01	-15.75%	-10.63%	-10.55%	-14.31%	-10.74%	-11.69%	-10.80%
6 months ended 10/31/01	-15.10%	-9.91%	-9.73%	-13.80%	-10.21%	-11.12%	-10.22%
9 months ended 10/31/01	-21.88%	-17.12%	-16.94%	-20.83%	-17.54%	-18.38%	-17.56%
1 year ended 10/31/01	-21.68%	-16.88%	-16.65%	-20.71%	-17.47%	-18.30%	-17.48%
3 years ended 10/31/01	-21.90%	-17.14%	-16.53%	-20.78%	-18.97%	-18.99%	-18.99%
5 years ended 10/31/01	9.41%	16.09%	17.43%	10.15%	11.75%	11.66%	11.66%
10 years ended 10/31/01	88.98%	100.54%	104.21%	N/A	N/A	N/A	N/A
15 years ended 10/31/01	206.86%	225.63%	231.58%	N/A	N/A	N/A	N/A
Life of Fund4	53,996.06%	57,315.23%	58,362.51%	46.75%	46.75%	25.22%	25.22%

1 Delaware Balanced Fund A Class began paying 12b-1 payments on June 1, 1992 and performance prior to that date does not reflect such payments.
2 Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated December 28, 2001 included a Cumulative Total Return table with figures calculated using this old schedule.
4 Date of initial public offering of Delaware Balanced Fund A Class was April 25, 1938; date of initial public offering of Delaware Balanced Fund Institutional Class shares was November 9, 1992; date of initial public offering of Delaware Balanced Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Balanced Fund Class C Shares was November 29, 1995.

Cumulative Total Return

Delaware Devon Fund1	Class A Shares (at Offer)2	Class A Shares (at NAV)	Institutional Class	Class B Shares (Including Deferred Sales Charge)3	Class B Shares (Excluding Deferred Sales Charge)	Class C Shares (Including Deferred Sales Charge)	Class C Shares (Excluding Deferred Sales Charge)
3 months ended 10/31/01	-17.22%	-12.16%	-12.06%	-15.85%	-12.35%	-13.23%	-12.36%
6 months ended 10/31/01	-21.07%	-16.23%	-16.05%	-19.82%	-16.48%	-17.38%	-16.54%
9 months ended 10/31/01	-26.59%	-22.12%	-21.92%	-25.65%	-22.56%	-23.30%	-22.53%
1 year ended 10/31/01	-28.37%	-23.99%	-23.74%	-27.51%	-24.49%	-25.26%	-24.50%
3 years ended 10/31/01	-33.77%	-29.72%	-29.04%	-33.04%	-31.17%	-31.15%	-31.15%
5 years ended 10/31/01	4.69%	11.06%	12.79%	5.38%	7.26%	7.26%	7.26%
Life of Fund4	73.18%	83.74%	88.16%	59.51%	59.51%	27.59%	27.59%

1 Reflects applicable expense caps in effect during the periods. See Investment Management Agreement for information regarding expense caps for the Fund. In the absence of such waivers, performance would have been affected negatively.
2 Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
3 Effective November 18, 2002, the CDSC schedule for Class B Shares will be changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule. For the period of November 2, 1998 through November 18, 2002, the CDSC schedule for Class B Shares was: (i) 5% if shares are redeemed within one year of purchase (ii) 4% if shares are redeemed during the second year; (iii) 3% if shares are redeemed during the third or fourth year; (iv) 2% if shares are redeemed during the fifth year; (v) 1% if shares are redeemed during the sixth year; and (v) 0% thereafter. The SAI dated December 28, 2001 included a Cumulative Total Return table with figures calculated using this old schedule.
4 Date of initial public offering of Delaware Devon Fund A Class was December 29, 1993; date of initial public offering of Delaware Devon Fund Institutional Class shares was December 29, 1993; date of initial public offering of Delaware Devon Fund Class B Shares was September 6, 1994; date of initial public offering of Delaware Devon Fund Class C Shares was November 29, 1995.

The final sentence of the last paragraph under the sections "Purchasing Shares - Contingent Deferred Sales Charge - Class B Shares and Class C Shares" on page 30 and "Redemption and Exchange - Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value" on page 54, which states: "All investments made during the calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month." is deleted.

The first paragraph under the section entitled "Institutional Classes" under the heading "PURCHASING SHARES" is hereby revised by inserting the following language at the end of the paragraph:

"; and (g) programs sponsored by financial intermediaries where such program requires the purchase of Institutional Class shares."

The date of this Supplement is November 18, 2002.